UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.2%

	Shares	Value
CONSUMER DISCRETIONARY — 7.5%
Advance Auto Parts	115,000	$9,646,200
Arcos Dorados Holdings, Cl A	290,000	3,949,800
Bed Bath & Beyond	175,000	12,040,000
John Wiley & Sons, Cl A	150,000	5,725,500
PetSmart	53,300	3,637,192
Tupperware Brands	85,000	6,825,500

		41,824,192

CONSUMER STAPLES — 12.6%
Avon Products	255,000	5,905,800
Beam	110,000	7,118,100
Church & Dwight	55,000	3,513,950
Clorox	100,000	8,625,000
Energizer Holdings	110,000	10,624,900
H.J. Heinz	146,700	10,624,014
Kellogg	125,000	8,130,000
Mead Johnson Nutrition	65,000	5,270,850
Molson Coors Brewing, Cl B	200,000	10,320,000

		70,132,614

ENERGY — 8.0%
Concho Resources	50,000	4,306,500
Denbury Resources	750,000	13,417,500
Lufkin Industries	45,000	3,973,050
Oil States International*	85,000	7,595,600
Pioneer Natural Resources	30,000	3,666,900
Whiting Petroleum	260,000	11,570,000

		44,529,550

FINANCIALS — 14.7%
Allied World Assurance Company Holdings	120,000	10,897,200
Arthur J. Gallagher	275,000	11,673,750
Cullen/Frost Bankers	70,000	4,228,700
Endurance Specialty Holdings	70,000	3,427,900
First Republic Bank California	120,000	4,557,600

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Morningstar	80,000	$5,280,800
Northern Trust	245,000	13,210,400
Prosperity Bancshares	105,000	4,823,700
T. Rowe Price Group	85,000	6,162,500
Waddell & Reed Financial, Cl A	60,000	2,572,200
Willis Group Holdings	380,000	15,078,400

		81,913,150

HEALTH CARE — 19.8%
Bio-Rad Laboratories, Cl A*	87,000	10,418,250
C.R. Bard	103,000	10,234,080
CareFusion*	380,000	12,707,200
Cepheid	150,000	5,719,500
Edwards Lifesciences*	75,000	4,784,250
Illumina*	155,000	10,026,950
Laboratory Corporation of America Holdings*	75,000	7,002,000
Life Technologies	125,000	9,211,250
Perrigo	30,000	3,582,300
Qiagen	275,000	5,467,000
Quality Systems	245,000	4,378,150
St. Jude Medical	300,000	12,366,000
West Pharmaceutical Services	100,000	6,386,000
Zimmer Holdings	100,000	7,645,000

		109,927,930

INDUSTRIALS — 13.1%
Actuant, Cl A	280,000	8,764,000
Ametek	75,000	3,053,250
CLARCOR	66,900	3,458,730
Dover	190,000	13,106,200
Esterline Technologies	100,000	7,504,000
IDEX	170,000	8,845,100
Pall	40,000	2,668,400
Parker Hannifin	160,000	14,171,200
Pentair	100,000	5,435,000

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Verisk Analytics, Cl A	90,000	$5,516,100

		72,521,980

INFORMATION TECHNOLOGY — 17.7%
Altera	280,000	8,962,800
Ansys	70,000	5,660,200
Check Point Software Technologies	175,000	8,158,500
Concur Technologies*	40,000	2,924,400
Guidewire Software	76,000	3,046,080
IHS, Cl A	70,000	6,820,100
Intuit	230,000	13,717,200
Jack Henry & Associates	80,000	3,712,000
Micros Systems	260,000	11,026,600
National Instruments	280,000	7,652,400
Red Hat	180,000	8,627,400
Solera Holdings	170,000	9,788,600
TIBCO Software	425,000	8,249,250

		98,345,530

MATERIALS — 2.8%
AptarGroup	200,000	11,220,000
Sigma-Aldrich	55,000	4,327,950

		15,547,950

TOTAL COMMON STOCK (Cost $461,307,669)		534,742,896

CASH EQUIVALENTS — 3.5%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%**	19,074,499	19,074,499
Fidelity Treasury Portfolio, Cl I, 0.010%**	217,552	217,552

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2013
(Unaudited)

CASH EQUIVALENTS — continued

Value
TOTAL CASH EQUIVALENTS (Cost $19,292,051)	$19,292,051

TOTAL INVESTMENTS — 99.7% (Cost $480,599,720)†	$554,034,947

Percentages are based on Net Assets of $555,810,241.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of April 30, 2013.
†	At April 30, 2013, the tax basis cost of the Fund’s investments was $480,599,720, and the unrealized appreciation and depreciation were $86,971,043 and ($13,535,816) respectively.

Cl—Class

As of April 30, 2013, all of the Fund’s investments were considered Level 1.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1000

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%

	Shares	Value
CONSUMER DISCRETIONARY — 4.7%
John Wiley & Sons, Cl A*	315,000	$12,023,550
K12*	290,000	7,386,300
Strayer Education	80,000	3,788,800
Wolverine World Wide	415,000	19,824,550

		43,023,200

CONSUMER STAPLES — 10.2%
Casey’s General Stores	290,000	16,793,900
Elizabeth Arden*	255,000	10,442,250
Harris Teeter Supermarkets*	450,000	18,805,500
Lancaster Colony	195,000	15,391,350
Snyders-Lance	445,000	11,205,100
TreeHouse Foods*	320,000	20,387,200

		93,025,300

ENERGY — 6.9%
Approach Resources*	510,000	12,097,200
Flotek Industries*	144,800	2,322,592
Key Energy Services*	640,000	3,801,600
Kodiak Oil & Gas*	230,000	1,800,900
Lufkin Industries	255,000	22,513,950
Northern Oil and Gas*	450,000	5,800,500
Resolute Energy*	830,000	7,652,600
TETRA Technologies*	635,000	5,797,550

		61,786,892

FINANCIALS — 16.6%
Allied World Assurance Company Holdings*	255,000	23,156,550
Alterra Capital Holdings	195,000	6,347,250
AmTrust Financial Services*	225,000	7,123,500
Argo Group International Holdings	270,000	11,191,500
Aspen Insurance Holdings	355,000	13,557,450
Bryn Mawr Bank*	205,000	4,762,150
Community Bank System	255,000	7,303,200
Endurance Specialty Holdings	285,000	13,956,450
Independent Bank*	130,000	4,035,200

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
MarketAxess Holdings	130,000	$5,501,600
Morningstar	125,000	8,251,250
Navigators Group*	160,000	9,260,800
Prosperity Bancshares	160,000	7,350,400
UMB Financial	460,000	23,156,400
Washington Trust Bancorp	225,000	6,018,750

		150,972,450

HEALTH CARE — 17.9%
Bio-Rad Laboratories, Cl A*	130,000	15,567,500
Bio-Reference Laboratories*	195,000	4,972,500
Cepheid*	225,000	8,579,250
Genomic Health*	239,000	7,256,040
Integra LifeSciences Holdings*	385,000	13,486,550
Luminex*	450,000	7,483,500
Masimo	585,000	11,735,100
Medidata Solutions*	65,000	4,313,400
NuVasive*	580,000	12,162,600
Owens & Minor	130,000	4,234,100
Quality Systems	380,000	6,790,600
STERIS	315,000	13,100,850
Techne	130,000	8,338,200
Teleflex	175,000	13,672,750
VCA Antech*	380,000	9,158,000
Volcano*	380,000	7,710,200
West Pharmaceutical Services*	225,000	14,368,500

		162,929,640

INDUSTRIALS — 18.5%
ABM Industries*	320,000	7,216,000
Actuant, Cl A*	445,000	13,928,500
Brady, Cl A	195,000	6,606,600
CLARCOR*	315,000	16,285,500
EnPro Industries*	275,800	13,591,424
Esterline Technologies*	160,000	12,006,400

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Hub Group, Cl A*	195,000	$7,146,750
IDEX	265,000	13,787,950
Kaydon	200,000	4,768,000
Landstar System	130,000	7,105,800
Mistras Group*	265,000	5,021,750
Proto Labs*	185,900	9,495,772
Raven Industries	500,300	16,785,065
RBC Bearings*	85,000	4,088,500
TriMas*	570,000	17,385,000
UTi Worldwide*	380,000	5,582,200
Woodward	190,000	6,838,100

		167,639,311

INFORMATION TECHNOLOGY — 14.6%
Advent Software*	255,000	7,405,200
Bottomline Technologies*	450,000	11,790,000
Cardtronics*	450,000	12,604,500
FARO Technologies*	135,000	5,236,650
Guidewire Software*	255,000	10,220,400
Jack Henry & Associates	265,000	12,296,000
LogMeIn*	255,000	5,757,900
Measurement Specialties*	225,000	9,623,250
National Instruments	420,000	11,478,600
NICE-Systems ADS*	255,000	9,044,850
Pros Holdings*	190,000	4,924,800
Qlik Technologies*	380,000	9,883,800
RealPage*	575,000	11,730,000
WEX*	140,000	10,609,200

		132,605,150

MATERIALS — 4.9%
AptarGroup	205,000	11,500,500
Sensient Technologies	520,000	20,462,000

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Silgan Holdings	265,000	$12,685,550

		44,648,050

TOTAL COMMON STOCK (Cost $698,227,358)		856,629,993

CASH EQUIVALENTS — 5.6%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%**	26,386,290	26,386,290
Fidelity Treasury Portfolio, Cl I, 0.010%**	24,268,842	24,268,842

TOTAL CASH EQUIVALENTS (Cost $50,655,132)		50,655,132

TOTAL INVESTMENTS — 99.9% (Cost $748,882,490)†		$907,285,125

Percentages are based on Net Assets of $908,534,658.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of April 30, 2013.
†	At April 30, 2013, the tax basis cost of the Fund’s investments was $748,882,490, and the unrealized appreciation and depreciation were $195,536,347 and ($37,133,712) respectively.

ADS — American Depositary Share

Cl — Class

As of April 30, 2013, all of the Fund’s investments were considered Level 1.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1700

4

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013